Bank Indebtedness - Summary of Company's Senior Credit Facility (Detail) - Senior Secured Notes [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2017	Mar. 26, 2016
Line of Credit Facility [Line Items]
Maximum borrowing outstanding during the year	$ 83,615	$ 78,137
Average outstanding balance during the year	$ 71,750	$ 68,205
Weighted average interest rate for the year	3.20%	3.20%
Effective interest rate at year-end	3.00%	3.30%